LiveWell Variable Annuity Updating Summary Prospectus

May 1, 2026
An Individual Flexible Premium Deferred Variable Annuity
issued by: Midland National Life Insurance Company through the Midland National Life Separate Account C

This summary prospectus summarizes key features of the LiveWell Variable Annuity Contract (the “Contract”).
In this summary prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company, “you” and “your” mean the owner of the Contract.
Before you invest, you should review the prospectus for the Contract, which contains more information about the features, benefits and risks. You can find this document and other important information about the Contract online at www.SRSLiveWell.com/individual-investors-va-prospectuses. You can also obtain this information at no cost by calling (866) 747-3421, or by sending an email request to SecuritiesPi@sfgmembers.com.
The Contract is a complex investment vehicle and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes and tax penalties.
Our obligations under the Contract are subject to our financial strength and claims-paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

DEFINITIONS
For your convenience, below is a glossary of the special terms we use in this prospectus.

Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in-force Contract. This may also be referred to as account value.
Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.
Annuitization means an election of an annuity payment option.
Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract may be irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.
Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of an owner.
Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.
Company (or we/us) means Midland National Life Insurance Company.
Contract Anniversary means the same date in each Contract year as the issue date.
Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).
Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).
Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.
Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in-force and in the Accumulation phase. The amount of the death benefit is based on which death benefit option is elected and determined as of the business day that our Customer Service Center receives the required documentation in good order.
Enhanced Death Benefit means the optional Enhanced Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your accumulation value, (ii) your net premium, and (iii) your Enhanced Death Benefit value. For more detailed information, see the “Death Benefit” section.
Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” section.
Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”).
Issue Age means the age of the owner on the last birthday before the issue date. In the case of Joint owners, Issue Age is based on the age of the oldest of the Joint Owners. For non-natural owners, Issue Age is based on the age of the Annuitant.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.
Maturity Date means the date, specified in your Contract, on which income payments will begin. The earliest possible maturity date is the first Contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.
Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.
Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.
Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.
Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.
Return of Premium Death Benefit means the optional Return of Premium Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your accumulation value or (ii) your net premium. For more detailed information, see the “Death Benefit” section.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.
Subaccount means a division of our Registered Separate Account which invests exclusively in one share class of one Investment Portfolio. We may use this term interchangeably with the term “Investment Division.”

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the separate account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the separate account accumulation value on the date of surrender less any applicable surrender charge, quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Calvert VP SRI Mid Cap Portfolio Liquidation
On or about April 27, 2026, the Calvert VP SRI Mid Cap Portfolio was liquidated. Any Accumulation Value that was invested in the Calvert VP SRI Mid Cap Subaccount at the time of the liquidation was automatically allocated to the Fidelity VIP Government Money Market Service 2 Subaccount. You may transfer Accumulation Value that was automatically allocated to the Fidelity VIP Government Money Market Service 2 Subaccount to any other available Subaccount within 60 days after the liquidation without incurring any charges and without such transfer counting against the 15 free transfers allowed each Contract Year.
ClearBridge Portfolio Mergers
On or about April 24, 2026, the ClearBridge Variable Dividend Strategy II Portfolio and the ClearBridge Variable Large Cap Growth II Portfolio (the “ClearBridge Portfolios”) were merged into and with substantially similar Portfolios of Lincoln Variable Insurance Products Trust: the LVIP ClearBridge Variable Dividend Strategy II Portfolio and the LVIP ClearBridge Variable Large Cap Growth II Portfolio (the “LVIP Portfolios”). Any Accumulation Value that was invested in the ClearBridge Portfolio Subaccounts at the time of the merger was automatically allocated to the corresponding LVIP Portfolio Subaccounts. The LVIP Portfolio Subaccounts are available as investment options under the Contract.
Portfolio Closures
Effective May 1, 2026, the following Subaccounts are no longer available for new investment allocations:
•Fidelity VIP FundsManager 50% Service 2
•Fidelity VIP FundsManager 70% Service 2
•Fidelity VIP FundsManager 85% Service 2
•Invesco VI Balanced-Risk Allocation II
•Lazard Retirement Global Dynamic Multi Asset Svc
•Lazard Retirement International Equity Ser
•Royce Capital Small-Cap Svc
Any Accumulation Value you currently have invested in the closed Subaccounts will remain invested unless you request a transfer or withdrawal.
New Investment Options
Effective May 1, 2026, the following new Subaccounts are available as investment options under the Contract:
•Columbia VP Intermediate Bond 2
•Columbia VP Small Company Growth 2
•Fidelity VIP Communications Services Svc 2
•Fidelity VIP Disciplined Small Cap Svc 2
•Fidelity VIP Floating Rate High Income Svc 2
•Fidelity VIP Hedged Equity Service 2
•Fidelity VIP Industrials Service 2
•Fidelity VIP Materials Service 2
•Fidelity VIP Utilities Service 2
•Janus Henderson VIT Global Sustainable Equity Svc
Portfolio Name Changes
•Effective August 22, 2025, the Invesco Oppenheimer V.I. International Growth II Portfolio was renamed the Invesco V.I. International Growth II Portfolio.
•Effective April 30, 2026, the MFS VIT II International Intrinsic Value Svc Portfolio was renamed the MFS VIT II International Intrinsic Equity Svc Portfolio.
•In connection with Nomura Holding America Inc’s acquisition of the Macquarie Portfolios, effective November 3, 2025 each of the Macquarie Portfolios was renamed to replace “Macquarie” with “Nomura” in the Portfolio name, as reflected in Appendix A to this summary prospectus. The investment sub-advisers to the Macquarie Portfolios no longer serve as investment sub-advisers to the Nomura Portfolios.
•Effective May 1, 2026, the Putnam VT Research IB Portfolio was renamed the Putnam VT U.S. Research IB Portfolio.
•Effective May 1, 2026, the American Funds IS Global Small Capitalization 4 Portfolio was renamed the American Funds IS SMALLCAP World Fund 4 Portfolio and the American Funds IS International 4 Portfolio was renamed the American Funds IS EUPAC 4 Portfolio.

•Effective May 1, 2026, the LVIP American Century Disciplined Core Value Fund was renamed the LVIP Avantis Large Cap Value Fund and its investment objectives, strategies, and risks changed. Please refer to the fund’s prospectus for information about its investment objectives, strategies, and risks.
Information about each of the investment options available under your Contract, including their type, their investment advisers and sub-advisers, their current expenses and performance information, is located in Appendix A to this summary prospectus. Additional information about the investment options can be found in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/individual-investors-va-prospectuses. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge of up to 8% as a percent of premiums withdrawn during the first seven years following the premium payment. If you elect an Optional Value Endorsement and make a withdrawal within the first Contract Year after the premium payment, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges Summary – Fee Table – Transaction Expenses
Are There Transaction Charges?
Yes.
In addition to surrender charges, you may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and Deductions – Transfer Charge
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Summary – Fee Table – Annual Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1,2]	0.94%	1.14%
Investment Portfolios[3] (Portfolio Company fees and expenses)	0.01%	0.03%
Optional benefits available for an additional charge[4]	0.25%	0.55%

1 As a percentage of accumulated value in each investment option.
[2] Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
3 As a percentage of average daily net assets of the investment option before any applicable waivers.
4 As a percentage of average accumulated value

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.
			Annual Fund Expenses

FEES AND EXPENSES	Lowest Annual Cost: $1,927	Highest Annual Cost: $3,384	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000	Assumes: •Investment of $100,000	Additional Information about LiveWell Variable Annuity - Suitability of the Contract
	•5% annual appreciation	•5% annual appreciation	Summary - Fee Table - Example
	•Least expensive combination of Base Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses	•Most expensive combination of Base Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
	•No optional death benefits	•No additional purchase payments, transfers, or withdrawals
	•No additional purchase payments, transfers, or withdrawals	•No sales charges
•No sales charges

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Summary – Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Amounts withdrawn from the Contract may also result in taxes and tax penalties.
Summary – Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Summary – Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Summary – Principal Risks of Investing in the Contract

RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?	Yes. •We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15 for transfers in excess of 15 per Contract year.	Detailed Information About the Contract – Your Accumulation Value – Transfers of Accumulation Value;
•We reserve the right to add, remove or substitute investment options.
	•The Company also has policies and procedures that attempt to detect and deter frequent transfers.	Transfer Limitations
	•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums.	Detailed Information about the Contract - Premium Payments
Are There any Restrictions on Contract Benefits?
Yes.
•Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
Summary – Features of LiveWell Variable Annuity – Death Benefit
	•The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold and the state or date of purchase.	Appendix C - State Variations Appendix D - Financial Intermediary Variations
	•Selection of certain benefits (i.e. Optional Value Endorsements) may subject you to a surrender charge.	Summary – Fee Table – Transaction Expenses

•We may modify or discontinue offering an optional benefit for new elections at any time. We reserve the right to end certain benefits, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.

	•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both.	Benefits Available Under the Contract

TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?	•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Federal Tax Status
•There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
•Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Additional Information – Distribution of the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/individual-investors-va-prospectuses. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Alliance Bernstein Variable Product Series Advisor: AllianceBernstein LP
Asset Allocation	AB VPS Dynamic Asset Allocation B2,3	1.10	13.21	4.74	5.25
Small Company	AB VPS Small Cap Growth B2,3	1.15	4.45	(0.69)	10.99
Small Company	AB VPS Discovery Value B	1.06	2.64	8.48	8.27
The Alger Portfolios Advisor: Fred Alger Management, LLC
Aggressive Growth	Alger Capital Appreciation S	1.19	32.52	16.04	17.86
ALPS Variable Investment Trust Advisor: ALPS Advisors, Inc.
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III[2]	1.30	4.66	22.06	10.70
Growth and Income	ALPS Global Opportunity III[2,3]	2.38	1.36	6.30	9.36
American Funds Insurance Series Advisor: Capital Research and Management Company
Asset Allocation	American Funds IS® Asset Allocation 4	0.79	15.59	8.70	9.50
Growth	American Funds IS® Capital Income Builder®4[2]	0.78	18.66	8.55	7.18
World Stock	American Funds IS® Capital World Growth & Income 4[2]	0.92	24.46	10.01	10.74
Foreign Stock	American Funds IS® EUPAC 4 (formerly American Funds IS® International)	1.03	26.41	3.14	6.73
Balanced	American Funds IS® Global Balanced 4[2]	1.01	16.96	5.85	7.43
World Stock	American Funds IS® Global Growth 4[2]	0.91	21.34	7.97	11.89
Growth	American Funds IS® Growth 4	0.84	19.93	13.09	17.67
Growth and Income	American Funds IS® Growth-Income 4	0.78	17.77	13.62	13.63
Foreign Stock	American Funds IS® International Growth And Income 4[2]	1.06	35.09	7.42	7.54
Growth	American Funds IS® New World 4[2]	1.07	27.93	5.06	8.98
Small Company	American Funds IS® SMALLCAP World 4[2] (formerly American Funds IS® Global Small Cap)	1.15	14.33	0.23	6.96
Corporate Bond - General	American Funds IS® The Bond Fund of America 4[2]	0.73	6.98	(0.38)	2.11
Government Bond - General	American Funds IS® Ultra-Short Bond 4	0.81	3.59	2.53	1.46

Corporate Bond - High Quality	American Funds IS® US Government Securities 4[2]	0.75	7.54	(0.49)	1.45
Growth and Income	American Funds IS® Washington Mutual Investors 4[2]	0.75	16.90	13.60	12.08
BlackRock Variable Series Funds Advisor: BlackRock Advisors, LLC
Asset Allocation	BlackRock 60/40 Target Allocation ETF VI III[2]	0.57	15.37	7.05	8.45
Growth	BlackRock Advantage Large Cap Core V.I. III[2,3]	0.94	19.73	13.85	14.08
Growth and Income	BlackRock Basic Value V.I. 3[2]	1.01	24.04	12.81	10.52
Growth and Income	BlackRock Capital Appreciation V.I. 3[2]	1.04	11.77	10.50	15.32
Equity-Income	BlackRock Equity Dividend V.I. III[2]	0.92	21.32	11.45	11.01
Asset Allocation	BlackRock Global Allocation V.I. III[2]	1.02	19.51	5.51	7.33
Growth	BlackRock Large Cap Focus Growth Equity V.I. III[2]	1.04	11.48	10.19	15.98
Calvert Variable Portfolio Advisor: Calvert Research and Management
Growth and Income	CVT VP S&P 500 Index[2,3]	0.28	17.50	14.10	14.48
Balanced	Calvert VP SRI Balanced F	0.89	11.68	8.44	9.51
Legg Mason Partners Variable Equity Trust Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC
Growth	ClearBridge Variable Growth II3	1.11	13.10	4.98	7.20
Growth	ClearBridge Variable Mid Cap II	1.06	4.08	4.23	7.24
Small Company	ClearBridge Variable Small Cap Growth II	1.05	8.97	(0.42)	9.11
Columbia Variable Portfolio Advisor: Columbia Management Investment Advisers, LLC
Growth and Income	Columbia VP Contrarian Core 2[2]	0.95	17.35	13.89	14.03
Equity-Income	Columbia VP Dividend Opportunity 2[2]	0.98	15.56	11.60	10.15
Diversified Emerging Markets	Columbia VP Emerging Markets 2[2,3]	1.34	30.87	(1.37)	7.00
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2[2]	1.00	12.65	1.47	4.03
Corporate Bond - High Yield	Columbia VP High Yield Bond 2[2]	0.89	8.49	3.93	5.51
Intermediate Core-Plus Bond	Columbia VP Intermediate Bond 2	0.77	8.84	(0.68)	2.52
Growth	Columbia VP Select Large Cap Value 2	0.94	27.97	13.32	12.30
Growth	Columbia VP Select Mid Cap Value 2[2]	1.07	13.87	10.90	10.17
Specialty - Technology	Columbia VP Seligman Global Tech 2[2]	1.18	34.37	18.42	22.70
Growth	Columbia VP Small Cap Value 2[2]	1.13	14.66	12.19	11.20
Small Cap Growth	Columbia VP Small Company Growth	1.12	21.29	3.32	14.89
Multisector Bond	Columbia VP Strategic Income 2[2]	0.94	7.16	1.92	4.02

Government Bond - Mortgage	Columbia VP US Government Mortgage 2	0.71	8.83	(0.32)	1.65
Donoghue Forlines Funds Advisor: Donoghue Forlines LLC
Equity-Income	DF Tactical Dividend VIT 1[3] (Formerly Donoghue Forlines Dividend VIT 1)	2.00	17.19	8.72	3.46
Deutsche DWS Variable Series Advisor: DWS Investment Management Americas, Inc
Asset Allocation	DWS Alternative Asset Allocation VIP B	1.26	10.03	4.88	4.52
Growth	DWS Equity 500 Index VIP B2	0.64	17.18	13.70	14.11
Small Company	DWS Small Cap Index VIP B2	0.68	12.37	5.54	9.03
Growth	DWS Small Mid Cap Value VIP B2,3	1.21	17.85	9.27	7.18
Eaton Vance Variable Trust Advisor: Eaton Vance Management
Income	Eaton Vance VT Floating-Rate Income Init	1.19	3.95	4.64	4.43
Federated Hermes Insurance Series Advisor: Federated Investment Management Company
Corporate Bond - High Yield	Federated Hermes High Income Bond II S2	1.08	8.18	3.45	5.33
Growth	Federated Hermes Kaufmann II S3	1.81	11.26	1.26	9.61
Growth and Income	Federated Hermes Managed Volatility II S2	1.25	6.73	6.30	6.60
Fidelity® Variable Insurance Products Advisor: Fidelity Management & Research Company LLC
Growth	Fidelity® VIP Contrafund Service 2	0.81	21.19	15.08	15.49
Communications	Fidelity® VIP Communications Services Svc 2	0.86	34.03	14.90	15.51
Small Cap Blend	Fidelity® VIP Disciplined Small Cap Service 2	0.57	17.09	10.09	10.31
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	1.13	40.79	5.62	10.66
Specialty - Natural Resources	Fidelity® VIP Energy Service 2	0.85	10.34	23.86	7.69
Bank Loan	Fidelity® VIP Floating Rate High Income Service 2	0.77	5.18	5.99	5.39
Growth and Income	Fidelity® VIP FundsManager 50% Service 22; 3	0.79	14.03	5.63	7.09
Growth and Income	Fidelity® VIP FundsManager 70% Service 22; 3	0.83	16.91	7.58	8.95
Growth and Income	Fidelity® VIP FundsManager 85% Service 22; 3	0.86	19.26	8.93	10.34
Money Mkt - Government	Fidelity® VIP Government Money Market Service 2[1]	0.50	3.60	2.85	1.80
Growth	Fidelity® VIP Growth Opportunities Svc 2	0.82	21.65	11.03	19.64
Growth and Income	Fidelity® VIP High Income Service 2[3]	1.06	10.31	4.00	5.34
Industrials	Fidelity® VIP Industrials Service 2	0.86	24.16	14.49	12.70
Foreign Stock	Fidelity® VIP International Capital Appreciation Svc 2	1.03	18.36	5.99	9.53
Corporate Bond - General	Fidelity® VIP Investment Grade Bond Svc 2	0.63	6.93	(0.21)	2.45

Natural Resources	Fidelity® VIP Materials Service 2	0.92	11.13	6.81	7.41
Growth	Fidelity® VIP Mid Cap Service 2	0.82	11.49	9.83	10.31
Foreign Stock	Fidelity® VIP Overseas Service 2[3]	0.98	20.05	6.35	7.66
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	0.86	2.90	3.98	3.61
Multisector Bond	Fidelity® VIP Strategic Income Service 2	0.89	8.58	2.79	4.40
Utilities	Fidelity® VIP Utilities Service 2	0.86	13.83	12.24	12.23
Growth	Fidelity® VIP Value Strategies Service 2	0.84	7.70	11.87	10.54
Franklin Templeton Variable Insurance Products Advisor: Franklin Advisers, Inc.
Growth	Franklin DynaTech VIP Fund - Class 2	0.87	18.13	9.09	14.08
Specialty - Real Estate	Franklin Global Real Estate VIP 2[2]	1.25	7.93	2.36	3.03
Growth and Income	Franklin Income VIP 2[2]	0.72	12.56	7.66	7.30
World Stock	Franklin Mutual Global Discovery VIP 2[3]	1.16	23.34	12.00	8.52
Growth	Franklin Mutual Shares VIP 2[3]	0.94	11.52	9.21	7.53
Growth and Income	Franklin Rising Dividends VIP 2[2]	0.88	11.80	9.50	12.10
Advisor: Templeton Asset Management Ltd. Subadvisor: Franklin Templeton Investment Management Limited
Diversified Emerging Markets	Templeton Developing Markets VIP 2	1.36	46.27	5.46	10.40
Foreign Stock	Templeton Foreign VIP 2	1.06	29.19	8.25	5.75
Income	Templeton Global Bond VIP 2[2]	0.75	15.73	(0.96)	(0.15)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Advisor: Invesco Advisers, Inc.
Foreign Stock	Invesco V.I. International Growth II (formerly Invesco Oppenheimer VI International Growth II)[2]	1.25	15.53	1.88	5.34
Growth	Invesco V.I. Discovery Mid Cap Growth II	1.10	4.53	3.64	11.10
Small Company	Invesco V.I. Main Street Small Cap II	1.11	8.44	8.07	10.31
Asset Allocation	Invesco VI Balanced-Risk Allocation II2, 3	1.13	8.69	2.27	4.91
Income	Invesco VI Core Plus Bond II2	0.87	6.96	(0.36)	2.73
Equity-Income	Invesco VI Diversified Dividend II	0.93	15.44	10.53	8.93
Growth and Income	Invesco VI Equally Weighted S&P 500 II	0.59	10.83	9.89	11.11
Equity-Income	Invesco VI Equity and Income II	0.82	12.52	8.68	8.64
World Stock	Invesco VI Global II	1.06	15.01	7.01	10.72
Growth	Invesco VI Main Street II2	1.05	15.64	12.19	12.25
Small Company	Invesco VI Small Cap Equity II	1.20	7.83	7.06	9.28

Janus Aspen Series Advisor: Janus Henderson Investors US LLC
Balanced	Janus Henderson VIT Balanced Svc	0.87	14.82	8.21	9.86
Growth	Janus Henderson VIT Enterprise Svc	0.97	7.41	7.35	12.51
Income	Janus Henderson VIT Flexible Bond Svc[2,3]	0.82	7.22	(0.47)	2.07
Large Growth	Janus Henderson VIT Forty Svc	0.83	17.86	11.37	15.96
Specialty - Technology	Janus Henderson VIT Global Technology & Innovation Svc	0.97	24.84	13.44	21.18
World Stock	Janus Henderson VIT Global Research Svc	0.97	20.60	12.23	12.64
Global Large-Stock Growth	Janus Henderson VIT Global Sustainable Equity Svc	0.99	17.26	N/A	N/A
Growth	Janus Henderson VIT Mid Cap Value Svc	1.18	6.29	8.43	8.40
Foreign Stock	Janus Henderson VIT Overseas Svc	1.13	28.58	9.17	8.97
Growth	Janus Henderson VIT Research Svc[3]	0.92	18.10	13.83	15.59
John Hancock Variable Insurance Trust Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Manulife Investment Management (US) LLC
Specialty - Financial	JHVIT Financial Industries II2	1.13	11.82	11.21	10.32
Growth	JHVIT Fundamental All Cap Core II2, 3	0.95	4.57	11.51	13.51
Growth and Income	JHVIT Select Bond II2	0.85	7.36	(0.51)	2.01
Multisector Bond	JHVIT Strategic Income Opportunities II2	0.96	7.22	1.34	3.00
Lazard Retirement Series Advisor: Lazard Asset Management LLC
Asset Allocation	Lazard Retirement Global Dynamic Multi Asset Svc[2,3]	1.05	15.72	5.19	5.93
Foreign Stock	Lazard Retirement International Equity Ser[2,3]	1.10	33.12	7.95	6.82
Lord Abbett Series Advisor: Lord, Abbett & Co. LLC
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	0.99	8.32	2.09	4.72
Growth	Lord Abbett Series Developing Growth VC2,3	1.04	14.59	(1.17)	11.02
Growth and Income	Lord Abbett Series Fundamental Equity VC2, 3	1.08	14.29	11.36	9.75
Income	Lord Abbett Series Short Duration Income VC	0.84	5.90	2.25	2.62
Lincoln Variable Insurance Products Trust Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.
Balanced	LVIP American Century Balanced Service Class[2]	1.02	9.33	6.23	7.76
Mid-Cap Growth	LVIP American Century Cap Appreciation Svc[2]	0.94	6.56	5.02	11.31
Growth	LVIP Avantis Large Cap Value Service Class[2] (Formerly LVIP American Century Disciplined Core Value Service Class)	0.96	14.56	8.51	10.12
Government Bond - Treasury	LVIP American Century Inflation Protection Service Class[2]	0.72	6.33	0.62	2.61
Growth	LVIP American Century Mid Cap Value Service Class[2]	1.01	8.83	8.72	8.96

Growth	LVIP American Century Ultra® Service Class[2]	0.90		12.67	11.52	17.00
Growth	LVIP American Century Value Service Class[2]	0.86		15.85	11.47	10.07
Equity Income	LVIP ClearBridge Variable Dividend Strategy II2 Subadvisor: ClearBridge Investments, LLC	1.00		12.46	11.69	12.29
Growth	LVIP ClearBridge Variable Large Cap Growth II2 Subadvisor: ClearBridge Investments, LLC	0.99		8.35	10.29	14.17
IVY Variable Insurance Portfolios Advisor: Delaware Management Company
Growth and Income	Nomura VIP Asset Strategy Svc (formerly Macquarie VIP Asset Strategy Svc)[2,3] Subadvisor: Macquarie Investment Management Global Limited	0.85		16.66	7.07	7.84
Balanced	Nomura VIP Balanced Svc (formerly Macquarie VIP Balanced Svc)[2,3] Subadvisor: Macquarie Investment Management Global Limited	1.03		11.79	7.85	8.38
Specialty - Natural Resources	Nomura VIP Energy Svc (formerly Macquarie VIP Energy Svc)[2,3] Subadvisor: Macquarie Investment Management Global Limited	1.11		11.89	18.61	1.74
Foreign Stock	Nomura VIP Global Growth Svc (formerly Macquarie VIP Global Growth Svc)[2,3]	1.04		17.92	9.99	10.71
Growth	Nomura VIP Growth Svc (formerly Macquarie VIP Growth Svc)[3]	1.00		8.41	11.89	15.40
Corporate Bond - High Yield	Nomura VIP High Income Svc (formerly Macquarie VIP High Income Svc)[3] Subadvisor: Nomura Corporate Research and Asset Management, Inc.	0.97	7.17	7.17	3.73	5.56
Foreign Stock	Nomura VIP International Ser Std (formerly Macquarie VIP International Ser Std) [2,3]	0.86		24.55	7.94	6.67
Foreign Stock	Nomura VIP International Core Equity Svc (formerly Macquarie VIP International Core Equity Svc)[2,3]	1.11		24.17	7.83	6.62
Growth	Nomura VIP Mid Cap Growth Svc (formerly Macquarie VIP Mid Cap Growth Svc)[2,3]	1.10		1.18	(0.08)	10.66
Specialty - Natural Resources	Nomura VIP Natural Resources Svc (formerly Macquarie VIP Natural Resources Svc)[2,3] Subadvisor: Macquarie Investment Management Global Limited	1.25		37.75	15.73	6.94
Specialty - Technology	Nomura VIP Science and Technology Svc (formerly Macquarie VIP Science and Technology Svc)[3]	1.16		33.36	13.71	17.20
Small Company	Nomura VIP Small Cap Growth Svc (formerly Macquarie VIP Small Cap Growth Svc)[2,3]	1.14		13.39	2.20	8.69
Growth	Nomura VIP Small Cap Core Svc (formerly Macquarie VIP Small Cap Core Svc)[3]	1.18		8.38	8.07	9.91
Growth	Nomura VIP Opportunity Ser Standard (formerly Macquarie VIP Opportunity Ser Std)[2,3]	0.83		8.81	9.04	9.25
Growth	Nomura VIP Total Return Ser Std (formerly Macquarie VIP Total Return Ser Std)[2,3] Subadvisor: Macquarie Investment Management Global Limited	0.85		12.97	7.97	6.83
MFS® Variable Insurance Trust Advisor: Massachusetts Financial Services Company
Growth	MFS® VIT II Blended Research Core Equity Svc[2]	0.69		15.82	15.01	13.59
Corporate Bond - General	MFS® VIT II Corporate Bond Service[2]	0.88		7.30	(0.32)	3.06

Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc[2]	1.48	33.35	4.11	7.65
Asset Allocation	MFS® VIT II Global Tactical Allocation Svc[2]	1.03	15.21	4.60	5.40
Foreign Stock	MFS® VIT II International Intrinsic Equity Svc[2] (Formerly MFS VIT International Intrinsic Value Svc)	1.14	32.96	7.02	9.68
Specialty - Technology	MFS® VIT II Technology Svc[2]	1.11	16.28	12.17	18.35
Specialty - Real Estate	MFS® VIT III Global Real Estate Service[2]	1.15	3.30	1.08	4.76
Growth	MFS® VIT New Discovery Svc[2]	1.12	12.56	(0.54)	10.46
Specialty - Utility	MFS® VIT Utilities Series Service[2]	1.04	1476.00	7.38	9.22
New Age Alpha Variable Funds Trust Advisor: New Age Alpha Advisors, LLC
Small Company	NAA Small Cap Value Series Fund[2,3]	1.17	3.30	8.47	7.65
PIMCO Variable Insurance Trust Advisor: Pacific Investment Management Company LLC
Growth and Income	PIMCO Dynamic Bond Adv	1.13	8.00	2.91	3.45
Growth and Income	PIMCO Global Managed Asset Allocation Portfolio Adv[2]	1.28	21.77	6.94	7.88
Worldwide Bond	PIMCO Global Bond Opportunities (Unhedged) Adv[3]	1.18	12.64	0.05	2.35
Income	PIMCO Income Advisor	1.16	10.08	3.31	N/A
Growth and Income	PIMCO International Bond (USD-Hedged) Adv	1.11	3.85	0.93	2.78
Growth and Income	PIMCO VIT All Asset Adv[2]	2.37	14.19	5.49	6.67
Growth and Income	PIMCO VIT CommodityRealReturn® Strategy Adv[2]	2.38	18.66	10.44	6.42
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	1.38	14.86	2.34	4.96
Tactical	PIMCO VIT Global Diversified Alloc Adv[2]	1.28	15.07	5.23	6.44
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	0.90	8.85	3.87	5.47
Growth and Income	PIMCO VIT Low Duration Adv	0.77	5.42	1.47	1.69
Worldwide Bond	PIMCO VIT Real Return Adv	1.17	7.74	1.11	3.11
Corporate Bond - General	PIMCO VIT Short-Term Adv	0.76	4.57	3.14	2.65
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[2]	0.87	24.25	10.89	11.07
Growth and Income	PIMCO VIT Total Return Adv	0.89	8.78	(0.08)	2.26
Victory Capital Management Inc. Advisor: Victory Capital Management Inc.
Corporate Bond - General	Victory Pioneer Bond VCT ll	0.85	8.87	0.51	2.59
Equity-Income	Victory Pioneer Equity Income VCT II3	1.08	11.13	8.81	9.11
Corporate Bond - High Yield	Victory Pioneer High Yield VCT II2, 3	1.20	7.90	4.04	5.21
Income	Victory Pioneer Strategic Income VCT II2	1.06	10.84	2.04	3.67

Growth and Income	Victory Pioneer VCT II2	1.00		23.08	14.69	15.47
Principal Variable Contracts Funds Advisor: Principal Global Investors, LLC
Growth	Principal Blue Chip 2[2]	0.90		9.32	9.56	N/A
Balanced	Principal VC Diversified Balanced 2	0.48		12.09	5.66	7.27
Growth	Principal VC Diversified Growth 2	0.49		13.86	7.60	8.90
Income	Principal VC Diversified Income 2	0.48		10.38	3.74	5.61
Equity-Income	Principal VC Equity Income 2	0.73		15.25	9.94	11.24
The Prudential Series Fund Advisor: PGIM Investments LLC
Growth	PSF PGIM Jennison Growth Portfolio II3	1.00		13.81	10.25	16.15
Growth	PSF PGIM Jennison Blend Port II3	0.85		18.05	11.88	13.50
Putnam Variable Trust Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited
Large Blend	Putnam VT Core Equity IB	0.93		16.81	15.96	15.20
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB2	1.36		34.16	3.75	7.01
Foreign Large Blend	Putnam VT Focused Intl Eq IB2	1.07		36.44	9.13	9.38
Asset Allocation	Putnam VT George Putnam Balanced IB	0.90		13.95	8.85	10.17
Asset Allocation	Putnam VT Global Asset Allocation IB2	1.11		14.38	8.39	8.43
Health	Putnam VT Global Health Care IB	0.98		15.05	7.71	8.36
High Yield Bond	Putnam VT High Yield IB	0.98	7.00	8.67	4.05	5.70
Foreign Large Blend	Putnam VT International Equity IB	1.08		37.68	9.28	8.13
Foreign Large Value	Putnam VT International Value IB	1.07		34.68	12.49	8.87
Large Growth	Putnam VT Large Cap Growth IB	0.89		14.34	13.44	17.67
Large Value	Putnam VT Large Cap Value IB	0.80		20.35	15.38	13.30
Large Blend	Putnam VT US Research IB (Formerly Putnam VT Research IB)	0.95		17.88	14.52	15.07
Small Company	Putnam VT Small Cap Growth IB2	1.13		8.80	6.18	11.45
Small Company	Putnam VT Small Cap Value IB	1.02		5.27	10.99	9.13
Royce Capital Fund Advisor: Royce & Associates, LP d/b/a Royce Investment Partners
Small Company	Royce Capital Micro-Cap Svc[2,3]	1.45		13.58	8.85	9.86
Small Company	Royce Capital Small-Cap Svc[2,3]	1.38		8.73	10.40	7.63
Rydex Variable Trust Advisor: Security Investors, LLC d/b/a Guggenheim Investments
Growth and Income	Guggenheim VT Global Managed Futures Strategy[2]	2.11		3.65	3.94	1.27

Growth	Guggenheim VT Multi-Hedge Strategies[2]	1.82	1.25	1.23	1.62
Specialty - Health	Rydex Var Biotechnology[2,3]	1.74	30.12	3.55	5.42
Growth	Rydex Var S&P 500 Pure Growth[2,3]	1.64	11.75	6.62	10.34
Growth	Rydex Var S&P MidCap 400 Pure Growth[2,3]	1.64	7.18	4.39	6.85
T. Rowe Price Associates, Inc. Advisor: T. Rowe Price Associates, Inc.
Growth	T. Rowe Price Blue Chip Growth Port II2	0.99	18.43	11.41	15.25
Equity-Income	T. Rowe Price Equity Income Port II	0.98	14.07	10.89	10.24
Specialty - Health	T. Rowe Price Health Sciences Port II	1.10	17.80	3.86	8.70
Growth	T. Rowe Price Mid-Cap Growth Port II	1.08	3.29	3.58	9.54
VanEck VIP Trust Advisor: VanEck Associates Corporation
Growth	VanEck VIP Global Resources Fund S	1.30	36.17	10.24	8.06
Legg Mason Partners Variable Income Trust
Advisor: Franklin Templeton Fund Advisor, LLC
Subadvisors: Western Asset Management Company, LLC;
Western Asset Management Company Limited in London;
Western Asset Management Company Pte. Ltd. in Singapore

Growth and Income	Western Asset Core Plus VIT II3	0.78	7.69	(1.67)	1.85
Corporate Bond - High Yield	Western Asset Variable Global High Yield Bond II3	1.06	9.95	2.34	5.09

1During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
2This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
3This Investment Option is closed to new investors.